Consolidated Balance Sheets - USD ($)	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Assets:
Cash	$ 814,663	$ 452,275
Accounts receivable, net	$ 80,555
Note receivable and accrued interest		$ 20,050
Inventories, net	$ 679,899
Debt issuance costs, net	126,119
Total current assets	1,701,236	$ 472,325
Property and Equipment, net	20,818
Goodwill	507,815
Total Assets	2,229,869	$ 472,325
Current Liabilities:
Accounts payable and accrued expenses	926,588	$ 93,234
Convertible notes, net of debt discount	108,763
Related party payable	40,000
Total current liabilities	1,075,351	$ 93,234
Long-term Liabilities:
Derivative liabilities	1,167,836
Total long-term liabilities	1,167,836
Total Liabilities	$ 2,243,187	$ 93,234
Commitments and contingencies
Stockholders' (Deficit) Equity
Preferred Stock, par value $0.001: 25,000,000 shares authorized; none issued and outstanding
Common stock, $0.001 par value; 100,000,000 shares authorized; 46,389,545 ,46,225,000 and 418,895 shares issued and outstanding	$ 46,390	$ 46,255
Additional paid in capital	1,555,140	485,745
Accumulated deficit	(1,614,848)	(152,909)
Total Stockholders' (Deficit) Equity	(13,318)	379,091	$ (148,760)
Total Liabilities and Stockholders' Equity	$ 2,229,869	$ 472,325
LightTouch Vein & Laser Inc
Assets:
Cash
Total current assets
Total Assets
Current Liabilities:
Accounts payable and accrued expenses		$ 25,793	$ 33,195
Payable to stockholders		148,739	115,565
Long-term Liabilities:
Total Liabilities		$ 174,532	$ 148,760
Stockholders' (Deficit) Equity
Preferred Stock, par value $0.001: 25,000,000 shares authorized; none issued and outstanding
Common stock, $0.001 par value; 100,000,000 shares authorized; 46,389,545 ,46,225,000 and 418,895 shares issued and outstanding		$ 419	$ 419
Additional paid in capital		7,142,744	7,142,744
Accumulated deficit		(7,317,695)	(7,291,923)
Total Stockholders' (Deficit) Equity		$ (174,532)	$ (148,760)
Total Liabilities and Stockholders' Equity